Intangible Assets - Summary of Pre-tax Discount Rates (Details)		Dec. 31, 2022	Dec. 31, 2021
Canadian Less-Than-Truckload
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rate applied to cash flow projections		11.50%	9.30%
Package and Courier
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rate applied to cash flow projections		11.50%	9.30%
Canadian Truckload
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rate applied to cash flow projections		13.90%	11.70%
U.S. Truckload
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rate applied to cash flow projections	[1]	0.00%	10.50%
Specialized Truckload
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rate applied to cash flow projections	[1]	12.70%	10.50%
Logistics
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rate applied to cash flow projections		10.90%	8.70%

[1]	On August 31,2022, TFI International sold CFI’s Truckload, Temp Control and Mexican non-asset logistics businesses, operating primarily in the US-based Conventional TL operating segment. Subsequent to the sale, the remaining businesses operations in TFI International’s US-based Conventional TL operating segment, were transferred to the Specialized TL operating segment.